SHARE-BASED PAYMENTS - Warrants Roll Forward (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Warrant or Right [Line Items]
Convertible ratio		1,563
Common stock warrants
Class of Warrant or Right [Line Items]
Warrant Outstanding Beginning Balance | shares	35,801	9,146	4,180
Granted | shares	96,313	30,120	4,966
Conversion of stock warrants upon IPO | shares		516
Exercised | shares		(3,869)
Forfeited | shares		(112)
Warrant Outstanding Ending Balance | shares	132,114	35,801	9,146
Common Stock Warrants Exercisable | shares	104,459	35,801	9,146
Weighted Average Exercise Price Outstanding Beginning Balance | $ / shares	$ 412.00	$ 266	$ 281
Granted | $ / shares	30.71	$ 458	252
Conversion of stock warrants upon IPO | $ / shares		766
Exercised | $ / shares		$ 457
Forfeited | $ / shares		766
Weighted Average Exercise Price Outstanding Ending Balance | $ / shares	134.13	412.00	266
Weighted Average Exercise Price Exercisable | $ / shares	$ 166.65	$ 412	$ 266
Common stock warrants | Previously Reported
Class of Warrant or Right [Line Items]
Warrant Outstanding Beginning Balance | shares	35,801
Warrant Outstanding Ending Balance | shares		35,801
Weighted Average Exercise Price Outstanding Beginning Balance | $ / shares	$ 412
Weighted Average Exercise Price Outstanding Ending Balance | $ / shares		$ 412
Preferred stock warrants
Class of Warrant or Right [Line Items]
Warrant Outstanding Beginning Balance | shares		806,903	806,903
Conversion of stock warrants upon IPO | shares		(806,903)
Warrant Outstanding Ending Balance | shares			806,903
Weighted Average Exercise Price Outstanding Beginning Balance | $ / shares		$ 0.49	$ 0.49
Conversion of stock warrants upon IPO | $ / shares		0.49
Weighted Average Exercise Price Outstanding Ending Balance | $ / shares			$ 0.49